Fair Value Measurement - Schedule of Changes in Fair Value of Warrant Liabilities (Details) - Warrant Liabilities - USD ($)	1 Months Ended	3 Months Ended
	Dec. 31, 2020	Mar. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at December 31, 2020	$ 17,365,500	$ 18,160,000
Change in fair value	794,500	26,672,500
Fair value at March 31, 2021	18,160,000	44,832,500
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at December 31, 2020	6,808,500	7,120,000
Change in fair value	311,500	10,457,500
Fair value at March 31, 2021	7,120,000	17,577,500
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at December 31, 2020	10,557,000	11,040,000
Change in fair value	483,000	16,215,000
Fair value at March 31, 2021	$ 11,040,000	$ 27,255,000